Credit Risk - Disclosure of ECL Reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	£ 1,377
Ending balance	865	£ 1,377
Less: Recoveries net of collection costs	17	24		£ 40
Total ECL charge/(release) to the Income Statement	(233)	638	[1]	199	[1]
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,377	863
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	(43)	379
Change in economic scenarios	(170)	164
Changes to model	0	25
New lending and assets purchased	76	156
Redemptions, repayments and assets sold	(205)	(90)
Changes in risk parameters and other movements	21	133
Assets written off	(191)	(253)
Ending balance	865	1,377		863
Net movement in the period	(512)	514
ECL charge/(release) to the Income Statement	(321)	767
Less: Discount unwind	(11)	(14)
Less: Recoveries net of collection costs	88	(108)
ECL charge/(release) to the Income Statement from continued operations	(244)	645
Discontinued operations ECL adjustment	11	(7)
Total ECL charge/(release) to the Income Statement	(233)	638
Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	216
Ending balance	132	216
Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	592
Ending balance	330	592
Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	569
Ending balance	403	569
Exposures
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	322,745	310,155
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	51,823	57,021
Redemptions, repayments and assets sold	(67,619)	(53,434)
Changes in risk parameters and other movements	6,695	9,398
Assets written off	(297)	(395)
Ending balance	313,347	322,745		310,155
Net movement in the period	(9,398)	12,590
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	216	147
Transfers from Stage 1 to Stage 2	(9)	(47)
Transfers from Stage 2 to Stage 1	167	110
Transfers to Stage 3	(3)	(8)
Transfers from Stage 3	2	2
Transfers of financial instruments	157	57
Net ECL remeasurement on stage transfer	(133)	(101)
Change in economic scenarios	(7)	15
Changes to model	0	0
New lending and assets purchased	31	40
Redemptions, repayments and assets sold	(70)	(30)
Changes in risk parameters and other movements	(62)	88
Assets written off	0	0
Ending balance	132	216		147
Net movement in the period	(84)	69
ECL charge/(release) to the Income Statement	(84)	69
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	(84)	69
Discontinued operations ECL adjustment	11	0
Total ECL charge/(release) to the Income Statement	(73)	69
Financial instruments not credit-impaired | Subject to 12-month ECL | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	301,413	295,436
Transfers from Stage 1 to Stage 2	(6,805)	(9,815)
Transfers from Stage 2 to Stage 1	5,883	3,178
Transfers to Stage 3	(571)	(385)
Transfers from Stage 3	14	12
Transfers of financial instruments	(1,479)	(7,010)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	50,862	55,546
Redemptions, repayments and assets sold	(63,658)	(50,698)
Changes in risk parameters and other movements	5,228	8,141
Assets written off	0	(2)
Ending balance	292,366	301,413		295,436
Net movement in the period	(9,047)	5,977
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	592	348
Transfers from Stage 1 to Stage 2	9	47
Transfers from Stage 2 to Stage 1	(167)	(110)
Transfers to Stage 3	(20)	(61)
Transfers from Stage 3	62	21
Transfers of financial instruments	(116)	(103)
Net ECL remeasurement on stage transfer	26	239
Change in economic scenarios	(151)	139
Changes to model	0	0
New lending and assets purchased	26	64
Redemptions, repayments and assets sold	(67)	(42)
Changes in risk parameters and other movements	20	(53)
Assets written off	0	0
Ending balance	330	592		348
Net movement in the period	(262)	244
ECL charge/(release) to the Income Statement	(262)	244
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
ECL charge/(release) to the Income Statement from continued operations	(262)	244
Discontinued operations ECL adjustment	0	0
Total ECL charge/(release) to the Income Statement	(262)	244
Financial instruments not credit-impaired | Subject to Lifetime ECL | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18,336	12,351
Transfers from Stage 1 to Stage 2	6,805	9,815
Transfers from Stage 2 to Stage 1	(5,883)	(3,178)
Transfers to Stage 3	(532)	(1,126)
Transfers from Stage 3	456	326
Transfers of financial instruments	846	5,837
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	936	1,371
Redemptions, repayments and assets sold	(3,442)	(2,295)
Changes in risk parameters and other movements	1,288	1,072
Assets written off	0	0
Ending balance	17,964	18,336		12,351
Net movement in the period	(372)	5,985
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	569	368
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	23	69
Transfers from Stage 3	(64)	(23)
Transfers of financial instruments	(41)	46
Net ECL remeasurement on stage transfer	64	241
Change in economic scenarios	(12)	10
Changes to model	0	25
New lending and assets purchased	19	52
Redemptions, repayments and assets sold	(68)	(18)
Changes in risk parameters and other movements	63	98
Assets written off	(191)	(253)
Ending balance	403	569		368
Net movement in the period	(166)	201
ECL charge/(release) to the Income Statement	25	454
Less: Discount unwind	(11)	(14)
Less: Recoveries net of collection costs	88	(108)
ECL charge/(release) to the Income Statement from continued operations	102	332
Discontinued operations ECL adjustment	0	(7)
Total ECL charge/(release) to the Income Statement	102	325
Financial instruments credit-impaired | Subject to Lifetime ECL | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,996	2,368
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,103	1,511
Transfers from Stage 3	(470)	(338)
Transfers of financial instruments	633	1,173
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Changes to model	0	0
New lending and assets purchased	25	104
Redemptions, repayments and assets sold	(519)	(441)
Changes in risk parameters and other movements	179	185
Assets written off	(297)	(393)
Ending balance	3,017	2,996		£ 2,368
Net movement in the period	£ 21	£ 628

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 43.